Note 13 - Derivative Financial Instrument - Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Instruments	Balance Sheets Location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$194,196
Interest rate swap	Long-term liabilities	-	265,804
Instruments	Balance Sheets Location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$225,109
Interest rate swap	Long-term liabilities	-	898,400

Derivative Instruments, Gain (Loss) [Table Text Block]
		Year ended December 31,
Instrument	Statement of operations location	2013	2012
Interest rate swap	Other income (expense)	$663,509	$(111,010)